Related Party Transactions (Details 2) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Related Party Transaction [Line Items]
Related party payable	$ 403,690	$ 60,483
Mr. Jianjun Sun [Member]
Related Party Transaction [Line Items]
Related party payable		17,374
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party payable	41,766	44,109
Mr. Hongyu Zhang [Member]
Related Party Transaction [Line Items]
Related party payable	8,100
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Transaction [Line Items]
Related party payable	$ 353,824